Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations 1 [Abstract]
Business Combinations	Business Combinations
Acquisition of Biotheus
On November 13, 2024, our subsidiary, BioNTech Collaborations GmbH, entered into an agreement and plan of merger, or the Merger Agreement, with Biotheus, a clinical-stage biotechnology company dedicated to the discovery and development of novel antibodies to address unmet medical needs of patients with oncological or inflammatory diseases. The acquisition supports the global execution of our oncology strategy and provides full global rights to BNT327/PM8002, an investigational PD-L1 x VEGF-A bispecific antibody, with potential to replace current checkpoint inhibitor standard of care treatments for solid tumors.
Following the satisfaction of several customary closing conditions and regulatory approvals as defined in the
Merger Agreement, the acquisition closed on January 31, 2025.
Upon closing and under the terms of the agreement, we paid Biotheus shareholders upfront of approximately
$850.0 million, predominantly in cash, with a small portion in ADSs, to acquire 100% of the issued share capital of Biotheus, subject to customary purchase price adjustments, and agreed to pay additional performance-based contingent payments of up to $150.0 million if certain milestones are met.
By closing the acquisition, we gained full rights to Biotheus’s pipeline candidates and its in-house bispecific antibody drug conjugate capability. The acquisition has expanded our footprint in China, adding a local research and development hub to conduct clinical trials. In addition, we have gained a biologics manufacturing facility to contribute to our future global manufacturing and supply, and more than 300 Biotheus employees in R&D, manufacturing and enabling functions have joined the BioNTech workforce.
We are in the process of performing a preliminary allocation of the total consideration and the underlying assets acquired and liabilities assumed based on their estimated fair value as of the acquisition date in accordance with
IFRS 3.
Based on our initial assessment, the purchase price will be mainly allocated to amounts related to the settlement of the pre-existing relationship in connection with the License and Collaboration Agreement with Biotheus as of
November 2023, which comprised the development, manufacturing and commercialization of BNT327 ex-
Greater China.
The amount related to the settlement of the pre-existing relationship is identified based on the fair value of the settled rights of Biotheus in connection with contingent payments in relation to the License and Collaboration
Agreement and will be separated from the remaining consideration to be transferred for the acquired business of
Biotheus. The consideration for the acquired business of Biotheus will be allocated to net assets acquired, which include identified intangible assets in connection with Biotheus’ BNT327 Greater China rights and other clinical pipeline candidates, property, plant and equipment, cash, financial liabilities, deferred tax liabilities and if applicable goodwill as residual.
The assessment is preliminary as the accounting for the settlement of the pre-existing relationship and business combination is still in progress.